Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Regulatory assets:
Total regulatory assets	3,231	2,683
Less: current portion	31	47
Regulatory assets	3,200	2,636
Regulatory liabilities:
Total regulatory liabilities	215	248
Less: current portion	47	85
Regulatory liabilities	168	163
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,327	1,145
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,236	845
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets	273	308
Environmental [Member]
Regulatory assets:
Total regulatory assets	239	266
Pension Cost Variance [Member]
Regulatory assets:
Total regulatory assets	90	80
DSC Exemption [Member]
Regulatory assets:
Total regulatory assets	16	7
OEB Cost Assessment Differential [Member]
Regulatory assets:
Total regulatory assets	12	9
Retail Settlement Variance Accounts [Member]
Regulatory assets:
Total regulatory assets	11
Long-Term Project Development Costs [Member]
Regulatory assets:
Total regulatory assets		5
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	27	18
Rider 11 [Member]
Regulatory liabilities:
Total regulatory liabilities	83	55
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	54	81
CDM Deferral Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	25
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	21	19
PST Savings Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	19	17
Hydro One Brampton Networks Rider [Member]
Regulatory liabilities:
Total regulatory liabilities	2	8
Retail Settlement Variance Accounts [Member]
Regulatory liabilities:
Total regulatory liabilities		35
Rider 9 [Member]
Regulatory liabilities:
Total regulatory liabilities		19
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	11	14